PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2020
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
13.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries and consolidated VIEs, under the equity method of accounting as prescribed in ASC Topic 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and consolidated VIEs” and the subsidiaries and consolidated VIEs’ income as “Share of income from subsidiaries and consolidated VIEs” on the condensed statements of comprehensive income (loss). The parent company only condensed financial information should be read in conjunction with the Company’s consolidated financial statements.

13.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (continued)
a)	Condensed Balance Sheets

	As of December 31,
	2019	2020
ASSETS
Current assets:
Cash and cash equivalents	—	3,436
Prepaid expenses and other current assets	2	2
Total current assets:	2	3,438

Non-current assets:
Amounts due from a related party-non current, less allowance for doubtful accounts of nil and RMB 547,069 as of December 31, 2019 and 2020, respectively	—	—
Investments in subsidiaries and consolidated VIEs	22,762	257,569

Total assets	22,764	261,007

LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Amounts due to a related party	338	933
Accrued expenses and other liabilities	70	547,520
Total current liabilities	408	548,453

Non-current liabilities:
Other non-current liabilities	1,374	—

Total liabilities	1,782	548,453

Commitments and contingencies	—	—

Shareholders’ equity (deficit)
Class A ordinary shares (US$0.001 per share, 1,000,000,000 shares authorized for Class A and Class B in aggregate as of December 31, 2019 and 2020; 72,475,630 shares issued as of December 31, 2019 and 2020; 65,762,936 and 66,411,428 shares outstanding as of December 31, 2019 and 2020, respectively)	500	500
Class B ordinary shares (US$0.001 per share, 1,000,000,000 shares authorized for Class A and Class B in aggregate as of December 31, 2019 and 2020; 23,636,706 shares issued and outstanding as of December 31, 2019 and 2020; each Class B ordinary share is convertible into one Class A ordinary share)	163	163
Treasury shares	(46)	(42)
Capital deficit	(135,179)	(126,571)
Retained earnings	155,324	(162,728)
Accumulated other comprehensive income	220	1,232
Total shareholders’ equity (deficit)	20,982	(287,446)

Total liabilities and shareholders’ equity (deficit)	22,764	261,007

13.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (continued)
b)	Condensed Statement of Operations

	For the Year Ended
	December 31,
	2019	2020

Total operating expenses	(202)	(544,494)
Change in fair value of the warrants	(1,152)	1,359
Share of income from subsidiaries and consolidated VIEs	246,805	225,083
Income (loss) before income taxes	245,451	(318,052)
Income tax expense	—	—
Net income (loss)	245,451	(318,052)

c)	Condensed Statement of Cash Flows

	For the Year Ended December 31,
	2019	2020
Net cash provided by operating activities	—	3,634
Effect of foreign currency exchange rate changes on cash and cash equivalents	—	(198)
Net increase in cash and cash equivalents	—	3,436
Cash and cash equivalents as of the beginning of the year	—	—
Cash and cash equivalents as of the end of the year	—	3,436